Multi-Manager Large Cap Growth Strategies Fund
Third Quarter Report
December 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Large Cap Growth Strategies Fund, December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 15.3%
Entertainment 4.3%
Netflix, Inc.(a)	1,646,578	154,383,153
Roblox Corp., Class A(a)	93,685	7,591,295
Spotify Technology SA(a)	36,267	21,060,610
Walt Disney Co. (The)	377,882	42,991,635
Total		226,026,693
Interactive Media & Services 11.0%
Alphabet, Inc., Class A	703,323	220,140,099
Alphabet, Inc., Class C	404,793	127,024,043
Meta Platforms, Inc., Class A	336,741	222,279,367
Reddit, Inc., Class A(a)	6,702	1,540,589
Total		570,984,098
Total Communication Services		797,010,791
Consumer Discretionary 13.9%
Automobiles 4.9%
Tesla, Inc.(a)	559,210	251,487,921
Broadline Retail 5.4%
Alibaba Group Holding Ltd., ADR	96,251	14,108,472
Amazon.com, Inc.(a)	1,097,675	253,365,343
MercadoLibre, Inc.(a)	3,404	6,856,541
Sea Ltd. ADR(a)	61,752	7,877,703
Total		282,208,059
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions, Inc.(a)	30,735	3,116,529
Hotels, Restaurants & Leisure 2.7%
Booking Holdings, Inc.	10,088	54,024,569
Carnival Corp.(a)	385,006	11,758,083
DoorDash, Inc., Class A(a)	27,024	6,120,396
Expedia Group, Inc.	66,466	18,830,482
McDonald’s Corp.	23,409	7,154,493
Starbucks Corp.	250,744	21,115,152
Yum China Holdings, Inc.	93,810	4,478,489
Yum! Brands, Inc.	102,895	15,565,956
Total		139,047,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
D.R. Horton, Inc.	39,754	5,725,769
Specialty Retail 0.3%
AutoZone, Inc.(a)	1,103	3,740,824
Carvana Co.(a)	27,580	11,639,312
TJX Companies, Inc. (The)	6,315	970,047
Ulta Beauty, Inc.(a)	1,609	973,461
Total		17,323,644
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	212,934	13,566,025
On Holding AG, Class A(a)	144,463	6,714,641
Total		20,280,666
Total Consumer Discretionary		719,190,208
Consumer Staples 1.9%
Beverages 1.1%
Coca-Cola Co. (The)	122,859	8,589,073
Monster Beverage Corp.(a)	672,659	51,572,765
Total		60,161,838
Consumer Staples Distribution & Retail 0.5%
Costco Wholesale Corp.	4,876	4,204,770
Walmart, Inc.	198,217	22,083,356
Total		26,288,126
Tobacco 0.3%
Philip Morris International, Inc.	91,583	14,689,913
Total Consumer Staples		101,139,877
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
Cheniere Energy, Inc.	11,556	2,246,371
HF Sinclair Corp.	253,877	11,698,652
Phillips 66	205,571	26,526,882
Total		40,471,905
Total Energy		40,471,905

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Large Cap Growth Strategies Fund, December 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.3%
Banks 0.9%
Bank of America Corp.	404,824	22,265,320
Citigroup, Inc.	119,993	14,001,983
NU Holdings Ltd., Class A(a)	533,887	8,937,269
Popular, Inc.	17,210	2,142,989
Total		47,347,561
Capital Markets 1.7%
Charles Schwab Corp. (The)	88,407	8,832,743
FactSet Research Systems, Inc.	39,174	11,367,903
Goldman Sachs Group, Inc. (The)	31,707	27,870,453
Hamilton Lane, Inc., Class A	46,944	6,305,049
Intercontinental Exchange, Inc.	6,450	1,044,642
Robinhood Markets, Inc., Class A(a)	136,040	15,386,124
SEI Investments Co.	223,157	18,303,337
Total		89,110,251
Consumer Finance 0.5%
Ally Financial, Inc.	284,309	12,876,355
SoFi Technologies, Inc.(a)	444,853	11,646,251
Total		24,522,606
Financial Services 3.2%
Affirm Holdings, Inc.(a)	118,180	8,796,137
Berkshire Hathaway, Inc., Class B(a)	10,579	5,317,534
Block, Inc., Class A(a)	189,005	12,302,336
MasterCard, Inc., Class A	69,808	39,851,991
PayPal Holdings, Inc.	171,416	10,007,266
Visa, Inc., Class A	263,231	92,317,744
Total		168,593,008
Total Financials		329,573,426
Health Care 11.2%
Biotechnology 5.6%
AbbVie, Inc.	204,641	46,758,422
Alnylam Pharmaceuticals, Inc.(a)	32,326	12,854,434
Amgen, Inc.	7,116	2,329,138
Exelixis, Inc.(a)	372,585	16,330,401
Gilead Sciences, Inc.	105,084	12,898,010
Halozyme Therapeutics, Inc.(a)	376,244	25,321,221
Incyte Corp.(a)	279,654	27,621,426
Common Stocks (continued)
Issuer	Shares	Value ($)
Insmed, Inc.(a)	122,971	21,401,873
Natera, Inc.(a)	67,867	15,547,651
Neurocrine Biosciences, Inc.(a)	60,354	8,560,008
Regeneron Pharmaceuticals, Inc.	51,065	39,415,541
Vertex Pharmaceuticals, Inc.(a)	130,859	59,326,236
Total		288,364,361
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	71,465	8,953,850
Boston Scientific Corp.(a)	63,959	6,098,491
IDEXX Laboratories, Inc.(a)	22,561	15,263,193
Insulet Corp.(a)	9,538	2,711,081
Intuitive Surgical, Inc.(a)	52,618	29,800,730
Total		62,827,345
Health Care Providers & Services 0.4%
Cardinal Health, Inc.	28,631	5,883,670
HCA Healthcare, Inc.	9,815	4,582,231
Hims & Hers Health, Inc., Class A(a)	124,648	4,047,321
McKesson Corp.	10,027	8,225,048
Total		22,738,270
Life Sciences Tools & Services 0.9%
Illumina, Inc.(a)	110,473	14,489,639
Medpace Holdings, Inc.(a)	17,927	10,068,699
Sotera Health Co.(a)	57,791	1,019,433
Thermo Fisher Scientific, Inc.	39,129	22,673,299
Total		48,251,070
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	475,086	25,626,139
Corcept Therapeutics, Inc.(a)	5,916	205,877
Eli Lilly & Co.	51,000	54,808,680
Johnson & Johnson	67,817	14,034,728
Merck & Co., Inc.	19,211	2,022,150
Novartis AG, ADR	148,691	20,500,028
Novo Nordisk A/S, ADR	472,980	24,065,223
Roche Holding AG, ADR	338,253	17,457,237
Total		158,720,062
Total Health Care		580,901,108
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Large Cap Growth Strategies Fund, December 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.9%
Aerospace & Defense 3.5%
Boeing Co. (The)(a)	386,576	83,933,381
General Electric Co.	181,630	55,947,489
HEICO Corp., Class A	10,331	2,607,854
Howmet Aerospace, Inc.	50,894	10,434,288
Lockheed Martin Corp.	27,539	13,319,788
Rocket Lab Corp.(a)	38,511	2,686,527
RTX Corp.	50,893	9,333,776
TransDigm Group, Inc.	1,437	1,910,995
Total		180,174,098
Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	148,675	22,154,062
Building Products 0.1%
Trane Technologies PLC	10,188	3,965,170
Construction & Engineering 0.2%
Comfort Systems U.S.A., Inc.	4,829	4,506,857
Quanta Services, Inc.	17,498	7,385,206
Total		11,892,063
Electrical Equipment 0.6%
GE Vernova, Inc.	50,075	32,727,518
Ground Transportation 0.4%
Lyft, Inc., Class A(a)	408,301	7,908,791
Uber Technologies, Inc.(a)	124,203	10,148,627
Total		18,057,418
Industrial Conglomerates 0.3%
3M Co.	103,411	16,556,101
Machinery 0.4%
Deere & Co.	45,330	21,104,288
Total Industrials		306,630,718
Information Technology 43.1%
Communications Equipment 0.5%
Arista Networks, Inc.(a)	117,424	15,386,067
Ciena Corp.(a)	34,178	7,993,209
Lumentum Holdings, Inc.(a)	6,759	2,491,300
Total		25,870,576
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	290,533	39,262,630
Celestica, Inc.(a)	19,853	5,868,745
Jabil, Inc.	17,601	4,013,380
Total		49,144,755
IT Services 2.4%
Cloudflare, Inc.(a)	110,965	21,876,750
International Business Machines Corp.	68,423	20,267,577
Shopify, Inc., Class A(a)	478,923	77,092,235
Snowflake, Inc., Class A(a)	16,062	3,523,360
Twilio, Inc., Class A(a)	23,795	3,384,601
Total		126,144,523
Semiconductors & Semiconductor Equipment 18.1%
Advanced Micro Devices, Inc.(a)	131,968	28,262,267
Broadcom, Inc.	507,962	175,805,648
KLA Corp.	6,373	7,743,705
Lam Research Corp.	124,876	21,376,274
NVIDIA Corp.	3,600,067	671,412,495
QUALCOMM, Inc.	109,417	18,715,778
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	45,545	13,840,670
Total		937,156,837
Software 14.6%
AppLovin Corp.(a)	28,853	19,441,728
Atlassian Corp., Class A(a)	23,698	3,842,394
Autodesk, Inc.(a)	157,048	46,487,779
Crowdstrike Holdings, Inc., Class A(a)	16,890	7,917,356
Datadog, Inc., Class A(a)	73,224	9,957,732
Intuit, Inc.	15,882	10,520,554
Microsoft Corp.	876,410	423,849,404
MicroStrategy, Inc., Class A(a)	4,671	709,758
Oracle Corp.	602,869	117,505,197
Palantir Technologies, Inc., Class A(a)	246,184	43,759,206
Palo Alto Networks, Inc.(a)	19,442	3,581,216
Pegasystems, Inc.	156,814	9,364,932
Rubrik, Inc., Class A(a)	23,484	1,796,056
Salesforce, Inc.	150,471	39,861,273

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Large Cap Growth Strategies Fund, December 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	42,035	6,439,342
Workday, Inc., Class A(a)	52,243	11,220,752
Total		756,254,679
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	1,226,880	333,539,597
Dell Technologies, Inc.	20,129	2,533,839
Western Digital Corp.	43,476	7,489,610
Total		343,563,046
Total Information Technology		2,238,134,416
Materials 0.5%
Metals & Mining 0.5%
Anglogold Ashanti PLC	154,016	13,134,484
Southern Copper Corp.	75,513	10,833,851
Total		23,968,335
Total Materials		23,968,335
Utilities 0.1%
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	23,891	3,854,335
Total Utilities		3,854,335
Total Common Stocks (Cost $4,520,043,774)		5,140,875,119

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Large Cap 0.3%
Natixis Loomis Sayles Focused Growth ETF	280,358	12,548,824
Total Exchange-Traded Equity Funds (Cost $11,414,196)		12,548,824

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 3.825%(b),(c)	36,938,659	36,927,578
Total Money Market Funds (Cost $36,926,286)		36,927,578
Total Investments in Securities (Cost: $4,568,384,256)		5,190,351,521
Other Assets & Liabilities, Net		899,809
Net Assets		5,191,251,330
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	—	591,140,210	(554,213,924)	1,292	36,927,578	(2,392)	1,005,905	36,938,659
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT327_03_T01_(02/26)